Acquisition - Schedule of Business Acquisition Pro Forma Information (Detail) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Business Acquisition [Line Items]
Revenues			$ 3,380.0	$ 3,911.6
Net loss attributable to Lions Gate Entertainment Corp. shareholders			(376.5)	63.4
Entertainment One Television and Film Business ("eOne")
Business Acquisition [Line Items]
Revenues	$ 832.5	$ 2,525.6
Net loss attributable to Lions Gate Entertainment Corp. shareholders	(21.2)	(323.7)
Entertainment One Television and Film Business ("eOne") | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Revenues	1,116.0	3,318.4	4,410.5	4,682.6
Net loss attributable to Lions Gate Entertainment Corp. shareholders	$ (87.4)	$ (1,344.0)	$ (1,385.9)	$ (1,946.6)